Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,428	3,589
Granted (in shares) | shares	488	790
Exercised (in shares) | shares	(708)	(951)
Forfeited (in shares) | shares	(88)	0
Ending balance (in shares) | shares	3,120	3,428
Exercisable, December 31 (in shares) | shares	1,390	1,560
Weighted average exercise price
Beginning balance (in CAD per share) | $ / shares	$ 62.54	$ 58.51
Granted (in CAD per share) | $ / shares	73.19	67.68
Exercised (in CAD per share) | $ / shares	58.13	51.60
Forfeited (in CAD per share) | $ / shares	69.25	0
Ending balance (in CAD per share) | $ / shares	65.01	62.54
Exercisable, December 31 (in CAD per share) | $ / shares	$ 60.32	$ 57.89